UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

DREYUS PREMIER OPPORTUNITY FUNDS
-Dreyfus Premier Enterprise Fund
-Dreyfus Premier Natural Resources Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	9/30
Date of reporting period:	03/31/07

FORM N-CSR
Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
21	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Enterprise Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Enterprise Fund, covering the six-month period from October 1, 2006, through March 31, 2007.

Recent volatility in U.S. stock and bond markets has suggested to us that investors’ appetite for risk may be waning. Until late February 2007, the appetite for risk was relatively high, even in market sectors where the danger of fundamental deterioration was clear,such as “sub-prime”mort-gages. While overall valuation levels within the broad stock and bond markets seemed appropriate to us, prices of many lower-quality assets did not fully compensate investors for the risks they typically entail.

Heightened volatility sometimes signals a shift in the economy, but we do not believe this currently is the case.We continue to expect a midcycle economic slowdown and a monetary policy of “prolonged pause and eventual ease.”Tightness in the labor market should ease, with the unemployment rate driven somewhat higher by housing-related layoffs.While we believe there will be a gradual moderation of both CPI and PCE “core” inflation — a measure of underlying long-term inflation that generally excludes energy and food products— we expect the Federal Reserve Board to remain vigilant against inflation risks as it continues to closely monitor upcoming data. As always, your financial advisor can help you identify the investments that may help you potentially profit from these trends and maintain an asset allocation strategy that’s suited for your needs.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

James D. Padgett, CFA, Portfolio Manager

How did Dreyfus Premier Enterprise Fund perform relative to its benchmark?

For the six-month period ended March 31, 2007, the fund produced total returns of 8.40% for Class A shares, 7.94% for Class B shares, 7.97% for Class C shares and 8.25% for Class T shares.1 In comparison, the fund’s benchmark, the Russell 2000 Growth Index (the “Index”), produced a total return of 11.46% .2

Although small-cap stocks generally performed well over the reporting period in response to subdued inflation, stable interest rates and growing corporate earnings, stocks at the lower end of the market’s capitalization range lagged the averages as investors became more aware of risk in a slowing economic environment.

Given that the fund focuses primarily on smaller companies in the small-cap spectrum, this dynamic likely served as a headwind to fund performance. That said, our overall performance from stock picking during the reporting period was disappointing.

What is the fund’s investment approach?

The fund seeks capital appreciation.To pursue this goal,the fund normally invests at least 65% of its assets in the stocks of micro-cap companies, which typically are small (under $650 million market cap) and relatively unknown.The fund may also invest in larger companies if we believe they represent better prospects for capital appreciation. Although the fund normally will invest in common stocks of U.S.-based companies, it may invest up to 30% of its total assets in foreign securities.The fund’s investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.The fund may also invest in securities issued by exchange-traded investment companies, which are designed to track a specific equity index.

We look for companies with fundamental strengths that indicate the potential for strong profit growth.We focus on individual stock selection, searching one by one for companies with one or more of the following characteristics: strong management teams; competitive industry positions;

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

focused business plans; compelling product or market opportunities; strong business prospects; and the ability to benefit from changes in technology, regulations or industry sector trends.

What other factors influenced the fund’s performance?

In the spring of 2006, the market reacted negatively to signs of intensifying inflation as energy prices soared and the economy grew at a robust rate.These concerns waned over the summer and fall when U.S. housing markets weakened and energy prices declined from record highs. The Federal Reserve Board lent credence to a more benign inflation outlook when, after more than two years of steady rate hikes, it held short-term interest rates steady between July 2006 and the reporting period’s end. The net result was that the market continued to rally during most of the reporting period. In late February 2007, however, turmoil in overseas equity markets and the U.S. sub-prime mortgage market ignited concerns regarding a potentially more severe slowdown in both global and U.S.economic growth.As a result,the market ended the reporting period with a rapid, but shallow, correction.

Although small-cap stocks generally produced higher returns than large-cap stocks in this environment, stocks with market capitalizations toward the lower end of the small-cap range underperformed small-cap growth stocks overall, especially in the first calendar quarter of 2007.The U.S. stock market began to favor larger companies as the U.S. economy slowed, suggesting that investors were becoming more concerned about the risks that smaller companies typically entail. Renewed attention to risk appeared to be confirmed by the corporate bond market, where yield differences along the credit-rating spectrum began to widen from historically tight levels.

Nonetheless, our stock selection strategy produced a number of strong performers. In the consumer staples area, specialty beverage producer Jones Soda gained value as it expanded distribution of its products into new venues. Industrial supplier Houston Wire and Cable, which we purchased in its initial public offering during the summer of 2006, posted strong sales and earnings growth stemming from upgrades in U.S. energy infrastructure. For-profit prison operator Geo Group benefited from rising demand for its services due to tight prison capacity. Dining chain Buffalo Wild Wings saw strong customer traffic at its stores in an otherwise tough restaurant environment. Overall, the fund

4

achieved above-average results from its investments in the consumer staples, materials and telecommunications sectors.

However, these winners were offset by disappointments in other areas. Consumer electronics manufacturer Directed Electronics was hurt by lower-than-expected sales of certain products and worries regarding the potential effects of consolidation in the satellite radio industry. Specialty drug maker Penwest Pharmaceuticals was pressured by a slow increase in demand for an important new product. PeopleSupport, an outsourced call center company in the Philippines, was hard-hit due to customer service issues for a large customer and the subsequent disclosure that that company would lose a different large client.Medical device manufacturer Neurometrix suffered in the face of significant debate about how usage of the product would be reimbursed.This position was sold during the reporting period. Rackable Systems, a high-density server manufacturer, faltered due to intensifying competitive pressures. Overall, the fund generally achieved below-average results from its investments in the consumer discretionary, technology and energy sectors.

What is the fund’s current strategy?

We have continued to employ our longstanding, bottom-up security selection strategy. Despite recent market volatility, we believe there are potential opportunities regarding a number of current trends in the micro-cap market, including robust mergers-and-acquisitions activity and the development of innovative new products by small companies.

April 16, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
Since the fund’s inception, a significant portion of the fund’s performance has been attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on the fund’s performance. IPOs tend to have a reduced effect on performance as a fund’s asset base grows.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Enterprise Fund from October 1, 2006 to March 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2007
	Class A	Class B	Class C	Class T

Expenses paid per $1,000 †	$ 12.37	$ 16.43	$ 16.38	$ 13.76
Ending value (after expenses)	$1,084.00	$1,079.40	$1,079.70	$1,082.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended March 31, 2007

	Class A	Class B	Class C	Class T

Expenses paid per $1,000 †	$ 11.94	$ 15.88	$ 15.83	$ 13.29
Ending value (after expenses)	$1,013.06	$1,009.12	$1,009.17	$1,011.72

† Expenses are equal to the fund’s annualized expense ratio of 2.38% for Class A, 3.17% for Class B, 3.16% for Class C and 2.65% for Class T; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
March 31, 2007 (Unaudited)

Common Stocks—95.6%	Shares	Value ($)

Air Freight & Logistics—1.1%
Hub Group, Cl. A	94,000 [a,b]	2,725,060
Apparel Retail—1.1%
Cache	161,130 [a,b]	2,860,057
Apparel, Accessories & Luxury Goods—1.6%
G-III Apparel Group	218,737 [b]	4,166,940
Application Software—3.7%
InterVoice	457,000 [a,b]	3,034,480
MapInfo	244,325 [b]	4,918,262
Mind CTI	494,200	1,378,818
		9,331,560
Biotechnology—1.1%
Metabolix	99,600 [b]	1,656,348
Senomyx	87,775 [a,b]	1,086,654
		2,743,002
Casinos & Gaming—.9%
Century Casinos	282,663 [a,b]	2,331,970
Coal & Consumable Fuels—.4%
Evergreen Energy	154,700 [a,b]	988,533
Communications Equipment—2.1%
RADWARE	263,500 [b]	3,557,250
Radyne	193,000 [b]	1,760,160
		5,317,410
Computer Storage & Peripherals—1.1%
Rackable Systems	157,100 [a,b]	2,665,987
Consumer Electronics—1.1%
Directed Electronics	305,300 [a,b]	2,735,488
Consumer Finance—.5%
United PanAm Financial	104,475 [a,b]	1,305,937
Diverse Commercial & Professional Svcs.—4.6%
Angelica	101,300	2,789,802
Geo Group	84,238 [b]	3,817,643
ICF International	82,273 [b]	1,554,960
Rush Enterprises, Cl. A	179,925 [b]	3,456,359
		11,618,764

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Electronic Equipment Manufacturers—3.6%
CPI International	152,975[b]	2,940,179
DTS	210,265[b]	5,094,721
Napco Security Systems	217,900[a,b]	1,154,870
		9,189,770
Exchange Traded Funds—6.0%
iShares Nasdaq Biotechnology Index Fund	55,300[a,b]	4,188,975
iShares Russell 2000 Growth Index Fund	47,050[a]	3,796,935
iShares S&P Small Cap600/BARRA	28,800[a]	3,847,392
PowerShares Dynamic Biotechnology
& Genome Portfolio	202,300[a,b]	3,641,400
		15,474,702
Food Retail—.5%
Susser Holdings	75,400[a,b]	1,308,190
Health Care Equipment—4.0%
I-Flow	362,875[a,b]	5,348,777
Iridex	144,600[b]	1,272,480
Symmetry Medical	135,100[b]	2,206,183
Volcano	69,354[b]	1,249,066
		10,076,506
Health Care Facilities—.4%
Five Star Quality Care	100,000[a,b]	1,028,000
Health Care Medical Distributor—2.9%
MWI Veterinary Supply	20,000[a,b]	660,000
Owens & Minor	90,800[a]	3,335,084
PSS World Medical	158,600[a,b]	3,352,804
		7,347,888
Health Care Services—5.3%
LHC Group	137,900[b]	4,472,097
Matria Healthcare	157,800[a,b]	4,159,608
Res-Care	278,600[b]	4,875,500
		13,507,205
Health Care Supplies—1.1%
West Pharmaceutical Services	34,100	1,583,263
Xtent	100,000[b]	1,123,000
		2,706,263

8

Common Stocks (continued)	Shares	Value ($)

Health Care Technology—1.5%
Vital Images	47,607[a,b]	1,583,409
Website Pros	250,200[b]	2,254,302
		3,837,711
Hotels, Resorts & Cruise Lines—1.0%
Red Lion Hotels	203,500[b]	2,531,540
Housewares & Specialties—1.3%
Lifetime Brands	159,200[a]	3,325,688
Industrial Machinery—3.8%
Flanders	397,475[a,b]	2,881,694
Gardner Denver	151,275[b]	5,271,933
Sun Hydraulics	52,875[a]	1,413,349
		9,566,976
Internet Retail—.5%
Celebrate Express	145,100[a,b]	1,287,037
Internet Software & Services—1.9%
Goldleaf Financial Solutions	242,200[b]	1,593,676
Liquidity Services	108,000[a,b]	1,829,520
WebSideStory	101,400[a,b]	1,313,130
		4,736,326
Investment Banking & Brokerage—.8%
Thomas Weisel Partners Group	110,100[a,b]	2,094,102
Leisure Facilities—2.0%
Town Sports International Holdings	232,173[b]	5,061,371
Leisure Products—.8%
MarineMax	83,250[a,b]	1,929,735
Office Services & Supplies—1.0%
PeopleSupport	222,925[a,b]	2,552,491
Oil & Gas Equipment & Services—3.8%
ENGlobal	691,100[a,b]	3,835,605
Tetra Technologies	171,250[a,b]	4,231,588
W-H Energy Services	35,375[b]	1,653,428
		9,720,621
Oil & Gas Exploration—1.8%
Arena Resources	34,600[a,b]	1,734,152
Gasco Energy	679,025[a,b]	1,656,821

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Oil & Gas Exploration (continued)
Toreador Resources	58,250[a,b]	1,057,238
		4,448,211
Personal Products—.6%
Physicians Formula Holdings	76,900[b]	1,451,872
Pharmaceuticals—3.0%
Auxilium Pharmaceuticals	128,425[a,b]	1,885,279
Matrixx Initiatives	228,600[a,b]	3,714,750
Penwest Pharmaceuticals	205,300[a,b]	2,069,424
		7,669,453
Property & Casualty Insurance—1.3%
First Mercury Financial	70,330[b]	1,445,281
Hallmark Financial Services	145,700[b]	1,754,228
		3,199,509
Real Estate Management & Development—1.2%
Grubb & Ellis	267,100[b]	3,138,425
Regional Banks—3.1%
AmericanWest Bancorp	62,350	1,343,019
Columbia Banking System	42,400	1,430,152
Community Bancorp/NV	45,950[b]	1,412,962
Placer Sierra Bancshares	86,600	2,343,396
Preferred Bank/Los Angeles, CA	32,137	1,260,092
		7,789,621
Restaurants—6.0%
Buffalo Wild Wings	50,400[a,b]	3,210,480
Cosi	436,445[a,b]	2,435,363
McCormick & Schmick’s Seafood Restaurants	193,283[a,b]	5,181,917
Ruth’s Chris Steak House	211,758[a,b]	4,311,393
		15,139,153
Semiconductor Equipment—2.1%
EMCORE	174,725[a,b]	873,625
Rudolph Technologies	131,850[a,b]	2,299,464
Ultratech	149,519[a,b]	2,034,954
		5,208,043

10

Common Stocks (continued)	Shares	Value ($)

Semiconductors—3.8%
California Micro Devices CP	208,600[b]	976,248
Microtune	523,400[a,b]	2,156,408
Mindspeed Technologies	664,650[a,b]	1,442,291
MIPS Technologies	245,250[b]	2,190,082
Semtech	202,900[b]	2,735,092
		9,500,121
Soft Drinks—1.3%
Jones Soda	163,227[a,b]	3,300,450
Software & Services—.9%
Systems Xcellence	121,200[b]	2,283,408
Specialized Finance—.6%
Marlin Business Services	64,500[a,b]	1,411,260
Specialty Stores—1.6%
Guitar Center	87,140[a,b]	3,931,757
Steel—1.1%
Northwest Pipe	67,600[b]	2,692,508
Systems Software—.5%
Radiant Systems	98,550[b]	1,284,107
Thrifts & Mortgage Finance—.5%
Pacific Premier Bancorp	119,925[b]	1,295,190
Trading Companies & Distributors—2.6%
Houston Wire & Cable	231,200[a,b]	6,478,224
Trucking—.7%
Old Dominion Freight Line	61,239[b]	1,764,296
Wireless Telecommunication Services—1.4%
InPhonic	328,525[a,b]	3,580,923
Total Common Stocks
(cost $216,369,884)		241,639,361

Other Investment—4.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,106,000)	10,106,000[c]	10,106,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—30.1%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $76,222,547)		76,222,547 [c]	76,222,547

Total Investments (cost $302,698,431)		129.7%	327,967,908

Liabilities, Less Cash and Receivables		(29.7%)	(75,050,807)

Net Assets		100.0%	252,917,101

[a]	All or a portion of these securities are on loan. At March 31, 2007, the total market value of the fund’s securities on
	loan is $73,492,602 and the total market value of the collateral held by the fund is $77,286,160, consisting of
	cash collateral of $76,222,547 and U.S. Government and agency securities valued at $1,063,613.
[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Money Market Investments	34.1	Semiconductors	3.8
Exchange Traded Funds	6.0	Oil & Gas Equipment & Services	3.8
Restaurants	6.0	Application Software	3.7
Health Care Services	5.3	Electronic Equipment Manufacturers 3.6
Diverse Commercial &		Regional Banks	3.1
Professional Svcs.	4.6	Pharmaceuticals	3.0
Health Care Equipment	4.0	Other	44.9
Industrial Machinery	3.8		129.7

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2007 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $73,492,602)—Note 1(c):
Unaffiliated issuers			216,369,884	241,639,361
Affiliated issuers			86,328,547	86,328,547
Receivable for investment securities sold				3,707,816
Dividends and interest receivable				114,003
Prepaid expenses				33,069
				331,822,796

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				582,315
Cash overdraft due to custodian				195,310
Liability for securities on loan—Note 1(c)				76,222,547
Payable for investment securities purchased				1,379,116
Payable for shares of Beneficial Interest redeemed				396,143
Accrued expenses				130,264
				78,905,695

Net Assets ($)				252,917,101

Composition of Net Assets ($):
Paid-in capital				212,349,146
Accumulated investment (loss)—net				(2,773,154)
Accumulated net realized gain (loss) on investments				18,071,632
Accumulated net unrealized appreciation
(depreciation) on investments				25,269,477

Net Assets ($)				252,917,101

Net Asset Value Per Share
	Class A	Class B	Class C	Class T

Net Assets ($)	147,495,587	37,644,862	65,718,008	2,058,644
Shares Outstanding	6,780,085	1,852,507	3,228,495	96,954

Net Asset Value Per Share ($)	21.75	20.32	20.36	21.23

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2007 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $19,768 foreign taxes withheld at source):
Unaffiliated issuers	193,101
Affiliated issuers	355,214
Income from securities lending	317,666
Total Income	865,981
Expenses:
Management fee—Note 3(a):
Basic Fee	1,680,015
Performance adjustment	936,853
Shareholder servicing costs—Note 3(c)	522,111
Distribution fees—Note 3(b)	417,831
Prospectus and shareholders’ reports	30,165
Registration fees	26,548
Custodian fees—Note 3(c)	12,373
Professional fees	2,341
Trustees’ fees and expenses—Note 3(d)	2,164
Miscellaneous	9,924
Total Expenses	3,640,325
Less—reduction in custody fees
due to earnings credits—Note 1(c)	(1,190)
Net Expenses	3,639,135
Investment (Loss)—Net	(2,773,154)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	23,544,993
Net unrealized appreciation (depreciation) on investments	829,472
Net Realized and Unrealized Gain (Loss) on Investments	24,374,465
Net Increase in Net Assets Resulting from Operations	21,601,311

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2007	Year Ended
	(Unaudited)	September 30, 2006

Operations ($):
Investment (loss)—net	(2,773,154)	(5,604,122)
Net realized gain (loss) on investments	23,544,993	54,277,142
Net unrealized appreciation
(depreciation) on investments	829,472	(9,659,351)
Net Increase (Decrease) in Net Assets
Resulting from Operations	21,601,311	39,013,669

Dividends to Shareholders from ($):
Net realized gain on investments:
Class A shares	(29,011,725)	(11,249,637)
Class B shares	(7,948,930)	(3,973,742)
Class C shares	(13,505,126)	(5,535,023)
Class T shares	(438,602)	(174,871)
Total Dividends	(50,904,383)	(20,933,273)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	8,084,744	41,465,436
Class B shares	698,917	2,531,962
Class C shares	3,647,448	13,200,083
Class T shares	2,377	738,323
Dividends reinvested:
Class A shares	24,656,459	9,308,618
Class B shares	6,525,156	3,242,329
Class C shares	8,916,392	3,572,632
Class T shares	420,841	167,314
Cost of shares redeemed:
Class A shares	(19,355,804)	(39,251,703)
Class B shares	(8,758,592)	(10,912,913)
Class C shares	(6,927,137)	(12,848,509)
Class T shares	(351,896)	(702,076)
Capital contribution by Dreyfus—Note 3(a)	—	1,301,858
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	17,558,905	11,813,354
Total Increase (Decrease) in Net Assets	(11,744,167)	29,893,750

Net Assets ($):
Beginning of Period	264,661,268	234,767,518
End of Period	252,917,101	264,661,268

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2007	Year Ended
	(Unaudited)	September 30, 2006

Capital Share Transactions:
Class Aa
Shares sold	343,734	1,748,774
Shares reinvested	1,140,757	410,994
Shares redeemed	(842,036)	(1,645,571)
Net Increase (Decrease) in Shares Outstanding	642,455	514,197

Class B [a]
Shares sold	34,518	112,897
Shares reinvested	322,389	149,693
Shares redeemed	(384,713)	(471,053)
Net Increase (Decrease) in Shares Outstanding	(27,806)	(208,463)

Class C
Shares sold	179,853	584,754
Shares reinvested	439,668	164,944
Shares redeemed	(316,992)	(558,486)
Net Increase (Decrease) in Shares Outstanding	302,529	191,212

Class T
Shares sold	113	31,380
Shares reinvested	19,926	7,510
Shares redeemed	(16,340)	(29,886)
Net Increase (Decrease) in Shares Outstanding	3,699	9,004

[a]	During the period ended March 31, 2007, 176,941 Class B shares representing $4,173,126 were automatically converted to 167,344 Class A shares and during the period ended September 30, 2006, 110,212 Class B shares representing $2,610,014 were automatically converted to 105,068 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended September 30,

Class A Shares	Six Months Ended March 31, 2007 (Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	24.52	22.70	20.93	17.41	11.64	11.78
Investment Operations:
Investment (loss)—net [a]	(.20)	(.42)	(.40)	(.47)	(.36)	(.35)
Net realized and unrealized
gain (loss) on investments	2.22	4.05	4.34	3.99	6.13	.34
Total from Investment Operations	2.02	3.63	3.94	3.52	5.77	(.01)
Distributions:
Dividends from net realized
gain on investments	(4.79)	(1.93)	(2.17)	—	—	(.13)
Capital contribution by Dreyfus	—	.12	—	—	—	—
Net asset value, end of period	21.75	24.52	22.70	20.93	17.41	11.64

Total Return (%) [b]	8.40[c]	17.21[d]	18.92	20.22	49.57	(.26)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.19[c]	2.28	2.27	2.50	2.87	2.80
Ratio of net expenses
to average net assets	1.19[c]	2.28	2.27	2.50	2.87	2.80
Ratio of net investment (loss)
to average net assets	(.87)[c]	(1.71)	(1.84)	(2.21)	(2.64)	(2.52)
Portfolio Turnover Rate	41.36[c]	124.94	156.48	138.14	164.61	191.85

Net Assets, end of period
($ X 1,000)	147,496	150,493	127,664	93,371	43,247	19,496

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d]	If capital contribution as described in Note 3(a) had not been made by Dreyfus, total return for the year ended
	September 30, 2006 would have been 16.64%.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

			Year Ended September 30,

Class B Shares	Six Months Ended March 31, 2007 (Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	23.26	21.80	20.32	17.04	11.48	11.70
Investment Operations:
Investment (loss)—net [a]	(.28)	(.57)	(.55)	(.61)	(.46)	(.45)
Net realized and unrealized
gain (loss) on investments	2.13	3.84	4.20	3.89	6.02	.36
Total from Investment Operations	1.85	3.27	3.65	3.28	5.56	(.09)
Distributions:
Dividends from net realized
gain on investments	(4.79)	(1.93)	(2.17)	—	—	(.13)
Capital contribution by Dreyfus	—	.12	—	—	—	—
Net asset value, end of period	20.32	23.26	21.80	20.32	17.04	11.48

Total Return (%) [b]	7.94[c]	16.31[d]	17.99	19.25	48.43	(.95)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.58[c]	3.07	3.05	3.28	3.65	3.57
Ratio of net expenses
to average net assets	1.58[c]	3.07	3.05	3.28	3.65	3.57
Ratio of net investment (loss)
to average net assets	(1.26)[c]	(2.50)	(2.63)	(3.01)	(3.42)	(3.29)
Portfolio Turnover Rate	41.36[c]	124.94	156.48	138.14	164.61	191.85

Net Assets, end of period
($ X 1,000)	37,645	43,738	45,544	40,525	23,970	15,152

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d]	If capital contribution as described in Note 3(a) had not been made by Dreyfus, total return for the year ended
	September 30, 2006 would have been 15.71%.
See notes to financial statements.

18

			Year Ended September 30,

Class C Shares	Six Months Ended March 31, 2007 (Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	23.30	21.82	20.34	17.05	11.48	11.70
Investment Operations:
Investment (loss)—net [a]	(.28)	(.58)	(.55)	(.61)	(.45)	(.45)
Net realized and unrealized
gain (loss) on investments	2.13	3.87	4.20	3.90	6.02	.36
Total from Investment Operations	1.85	3.29	3.65	3.29	5.57	(.09)
Distributions:
Dividends from net realized
gain on investments	(4.79)	(1.93)	(2.17)	—	—	(.13)
Capital contribution by Dreyfus	—	.12	—	—	—	—
Net asset value, end of period	20.36	23.30	21.82	20.34	17.05	11.48

Total Return (%) [b]	7.97[c]	16.34[d]	17.98	19.30	48.52	(.95)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.58[c]	3.06	3.04	3.27	3.62	3.56
Ratio of net expenses
to average net assets	1.58[c]	3.06	3.04	3.27	3.62	3.56
Ratio of net investment (loss)
to average net assets	(1.26)[c]	(2.49)	(2.62)	(3.00)	(3.39)	(3.28)
Portfolio Turnover Rate	41.36[c]	124.94	156.48	138.14	164.61	191.85

Net Assets, end of period
($ X 1,000)	65,718	68,186	59,675	49,038	25,503	15,493

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
[d]	If capital contribution as described in Note 3(a) had not been made by Dreyfus, total return for the year ended
September 30, 2006 would have been 15.74%.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

			Year Ended September 30,

Class T Shares	Six Months Ended March 31, 2007 (Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	24.07	22.37	20.71	17.28	11.58	11.75
Investment Operations:
Investment (loss)—net [a]	(.23)	(.48)	(.46)	(.52)	(.40)	(.38)
Net realized and unrealized
gain (loss) on investments	2.18	3.99	4.29	3.95	6.10	.34
Total from Investment Operations	1.95	3.51	3.83	3.43	5.70	(.04)
Distributions:
Dividends from net realized
gain on investments	(4.79)	(1.93)	(2.17)	—	—	(.13)
Capital contribution by Dreyfus	—	.12	—	—	—	—
Net asset value, end of period	21.23	24.07	22.37	20.71	17.28	11.58

Total Return (%) [b]	8.25[c]	16.86[d]	18.57	19.85	49.22	(.52)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.32[c]	2.57	2.55	2.78	3.14	3.06
Ratio of net expenses
to average net assets	1.32[c]	2.56	2.54	2.78	3.14	3.06
Ratio of net investment (loss)
to average net assets	(1.00)[c]	(2.00)	(2.12)	(2.50)	(2.91)	(2.76)
Portfolio Turnover Rate	41.36[c]	124.94	156.48	138.14	164.61	191.85

Net Assets, end of period
($ X 1,000)	2,059	2,245	1,885	1,697	795	449

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
[d]	If capital contribution as described in Note 3(a) had not been made by Dreyfus, total return for the year ended
September 30, 2006 would have been 16.28%.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Enterprise Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is capital appreciation. The Dreyfus Corporation (“Manager” or “Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Founders Asset Management LLC (“Founders”) serves as the fund’s sub-investment adviser. Founders is a 90% owned subsidiary of Mellon Financial.The fund is closed to new investors.The Fund’s Board members and members of the Fund’s Investment management team each will be allowed to open new accounts with a one time investment in the fund.

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

The Distributor is a wholly-owned subsidiary of Dreyfus.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically con-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

vert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or

22

official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the portfolio.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transac-tion.Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

24

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2006 were as follows: ordinary income $9,174,593 and long-term capital gains $11,758,680.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended March 31, 2007, the fund did not borrow under the line of credit.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement with Dreyfus, the fund pays Dreyfus a monthly base fee equal to 1/12th of 1.25% of daily net assets averaged over the most recent month. Each month, before the base fee is paid, the base fee may be increased, or decreased, by a performance adjustment, at the monthly rate of 1/12th of .10% of daily net assets averaged over the past rolling 36 months for each percentage point by which the investment performance of the fund exceeds, or is exceeded by, the performance of the fund’s reference index, the Russell 2000 Growth Index over the past rolling 36 months.The maximum performance adjustment for any month cannot exceed a monthly rate of 1/12 of .80% of daily net assets averaged over the past rolling 36 months. The minimum performance adjustment for any month cannot exceed a monthly rate of 1/12th of (.80%) of daily net assets averaged over the past rolling 36 months. The base fee, as adjusted, is accrued daily. During the period ended March 31, 2007, the management fee accrued by the fund (i.e., the sum of each monthly accrual of the base fee as adjusted by the performance adjustment), amounted to 1.95% of the funds average daily net assets, on an annualized basis.

26

In a September 7, 2006 Order issued by the Securities and Exchange (the “Commission”), Dreyfus was ordered to discontinue calculating the performance adjustment to the management fee under the methodology historically used, and to adjust the calculation in conformity with Section 205(b)(2) and Rule 205-(b)(2) under the Investment Advisers Act of 1940, as amended. Due to prior discussions with the Commission Dreyfus had already adjusted the method used to calculate the management fee. In addition, Dreyfus had agreed to reimburse the fund for any overcharge resulting from the old methodology, plus interest.As a result, on November 28, 2005, the manager made a capital contribution of $1,301,858 to the fund, which represented approximately 0.52% of the fund’s net assets on that date.The capital contribution, which is reflected in the fund’s Paid-in-Capital and the Statement of Changes in Net Assets, reflected an adjustment in the methodology used to calculate the management fee of the fund. Dreyfus believes that this matter does not have a material adverse financial impact on the fund or negatively impacts Dreyfus’s ability to render investment services to the fund.

Pursuant to a Sub-Investment Advisory Agreement with Founders, the sub-investment advisory fee is payable monthly by Dreyfus. Dreyfus pays Founders a sub-investment advisory fee equal to one-half of the management fee that Dreyfus receives from the fund.

During the period ended March 31, 2007, the Distributor retained $12 from commissions earned on sales of the fund’s Class A shares, and $33,006 and $2,542 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the average daily net assets of Class B and Class C shares, and .25% of the average daily net assets of Class T shares. During the period ended March 31, 2007, Class B, Class C and Class T shares were charged $154,690, $260,269 and $2,872, respectively, pursuant to the Plan.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2007, Class A, Class B, Class C and Class T shares were charged $194,811, $51,563, $86,756 and $2,872, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31,2007, the fund was charged $69,664 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2007, the fund was charged $12,373 pursuant to the custody agreement.

During the period ended March 31, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $431,733, Rule 12b-1 distribution plan fees $66,075, shareholder services plan fees $53,618, custodian fee $4,545, chief compliance officer fees $3,067 and transfer agency per account fees $23,277.

28

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2007, amounted to $104,664,014 and $140,528,479, respectively.

At March 31, 2007, accumulated net unrealized appreciation on investments was $25,269,477, consisting of $40,897,735 gross unrealized appreciation and $15,628,258 gross unrealized depreciation.

At March 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 29

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
15	Financial Highlights
20	Notes to Financial Statements

FOR MORE	INFORMATION

Back Cover

The Fund

Dreyfus Premier
Natural Resources Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Natural Resources Fund, covering the six-month period from October 1, 2006, through March 31, 2007.

Recent volatility in U.S. stock and bond markets has suggested to us that investors’ appetite for risk may be waning. Until late February 2007, the appetite for risk was relatively high, even in market sectors where the danger of fundamental deterioration was clear,such as “sub-prime”mort-gages. While overall valuation levels within the broad stock and bond markets seemed appropriate to us, prices of many lower-quality assets did not fully compensate investors for the risks they typically entail.

Heightened volatility sometimes signals a shift in the economy,but we do not believe this currently is the case.We continue to expect a midcycle economic slowdown and a monetary policy of “prolonged pause and eventual ease.”Tightness in the labor market should ease, with the unemployment rate driven somewhat higher by housing-related layoffs.While we believe there will be a gradual moderation of both CPI and PCE “core”inflation — a measure of underlying long-term inflation that generally excludes energy and food products — we expect the Fed to remain vigilant against inflation risks as it continues to closely monitor upcoming data. As always, your financial advisor can help you identify the investments that may help you potentially profit from these trends and maintain an asset allocation strategy that’s suited for your needs.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

Alexander S. Marshall and William E. Costello, Portfolio Managers

How did Dreyfus Premier Natural Resources Fund perform relative to its benchmark?

For the six-month period ended March 31, 2007, the fund produced a total return of 16.58% for Class A shares, 16.14% for Class B shares, 16.17% for Class C shares, 16.78% for Class R shares and 16.35% for Class T shares.1 This compares with the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), which produced a total return of 7.38% for the same period.2 The Goldman Sachs Natural Resource Index, which more closely reflects the fund’s composition, returned 13.90% for the period.3

We attribute these results primarily to fluctuations in energy-related commodity prices. Oil and natural gas prices, which declined sharply during the third quarter of 2006, rebounded over the remainder of the reporting period, causing the Goldman Sachs Natural Resource Index to deliver significantly greater returns than the more broadly based S&P 500 Index.The fund outperformed both indices on the strength of our stock selection strategy, including relatively light exposure to major integrated energy companies in favor of independent exploration and production companies with exposure to North American natural gas.

What is the fund’s investment approach?

The fund seeks long-term capital appreciation, normally investing at least 80% of its assets in stocks of companies in natural resources and natural-resource-related sectors.While the fund typically invests in U.S.-based companies, it may invest up to 45% of its total assets in foreign securities, including emerging market securities. The fund invests in growth and value stocks, typically maintaining exposure to the major natural resources sectors. Using fundamental research and direct management contact, we seek stocks of companies with strong positions in their sector, sustained achievement records and strong financial condi-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

tions.We also look for special situations, such as corporate restructurings, turnarounds or management changes that could increase the stock price.

What other factors influenced the fund’s performance?

Energy commodity prices rebounded during the reporting period in response to continued economic expansion, increasing seasonal demand and commodity-specific issues.Within the oil industry, petroleum prices were bolstered by changing automobile gas formulations, while natural gas prices benefited from declining storage inventories and colder-than-expected late winter weather.

The fund was particularly well positioned to benefit from these conditions. Given the historically low prices for natural gas in late 2006, the fund emphasized companies linked to natural gas production and distribution at the beginning of the reporting period, and we maintained that emphasis through March 2007. In addition, in light of the low tax and geopolitical risks, the fund focused most sharply on independent oil and gas companies with exposure to the North American market.This group tended to outperform major integrated oil and gas producers. The fund further enhanced returns by carefully selecting and holding stocks among major integrated oil and gas companies.

Several individual holdings generated outsized returns,contributing positively to the fund’s relatively strong performance. Most notable of these was Southwestern Energy, the fund’s single largest holding.The company, which focuses on North American natural gas production, benefited from sharply increased production centered on its leases and drilling operations in the Fayetteville Shale area of Arkansas. Another top performer, Arena Resources, is a relatively small, ”undiscovered” company that exhibited rapid earnings growth. Several holdings among oil service providers,such as National Oilwell Varco and Grant Prideco,contributed more modestly to the fund’s strong relative performance.

Of course, not every industry position and individual holding enhanced the fund’s relative performance. GMX Resources, an independent oil and gas exploration and production company operating in Texas, Louisiana and New Mexico, declined during the second half of the reporting period when it reported disappointing results from its drilling operations in the Cotton Valley area of Texas.The fund’s minerals and mining investments also detracted mildly from relative returns, primarily due to underweight exposure to copper mining companies during a period of sharply rising copper prices. In general, however, such disappointments proved to be relatively rare.

What is the fund’s current strategy?

As of the end of the reporting period, we have continued to believe that natural gas prices stand at attractively low levels in light of seasonal pricing trends and compared to other energy commodities. Accordingly, we have maintained the fund’s emphasis on independent oil and gas exploration and production companies linked to natural gas production and distribution.We also have maintained more modestly overweight exposure to oil service companies and refining operations, which appear to us to be poised to benefit from improving profit margins. By contrast, the fund holds relatively light exposure to major integrated oil and gas companies and non-energy mineral producers, where we see less favorable supply-and-demand dynamics.

April 16, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost.
Part of the fund’s recent performance is attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on fund performance. Currently, the fund is relatively small in asset size. IPOs tend to have a reduced effect on performance as a fund’s asset base grows.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
[3]	SOURCE: Goldman Sachs & Co. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Goldman Sachs Natural Resource Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded natural resources-related
stocks.The index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. It is a modified capitalization-weighted index and component companies must meet objective criteria for inclusion.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Natural Resources Fund from October 1, 2006 to March 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2007
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 9.56	$ 13.85	$ 13.53	$ 8.11	$ 11.87
Ending value (after expenses)	$1,165.80	$1,161.40	$1,161.70	$1,167.80	$1,163.50

COMPARING YOUR	FUND’S EXPENSES
WITH THOSE OF	OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2007
	Class A	Class B	Class C	Class R	Class

Expenses paid per $1,000 †	$ 8.90	$ 12.89	$ 12.59	$ 7.54	$ 11.05
Ending value (after expenses)	$1,016.11	$1,012.12	$1,012.42	$1,017.45	$1,013.96

† Expenses are equal to the fund’s annualized expense ratio of 1.77% for Class A, 2.57% for Class B, 2.51% for
Class C, 1.50% for Class R and 2.20% for Class T; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
March 31, 2007 (Unaudited)

Common Stocks—99.5%	Shares	Value ($)

Energy—82.2%
Apache	2,400	169,680
Arena Resources	9,600 [a]	481,152
Basic Energy Services	9,640 [a]	224,612
BJ Services	10,600	295,740
Cal Dive International	10,000 [a]	122,100
Cameron International	8,930 [a]	560,714
Canadian Natural Resources	6,300	347,697
Carrizo Oil & Gas	3,600 [a]	125,856
Chesapeake Energy	12,610	389,397
Chevron	4,490	332,080
CNX Gas	11,900 [a]	337,127
ConocoPhillips	3,140	214,619
Denbury Resources	6,300 [a]	187,677
Devon Energy	4,800	332,256
Diamond Offshore Drilling	2,300	186,185
ENSCO International	7,200	391,680
EOG Resources	4,200	299,628
EXCO Resources	17,900 [a]	296,782
Exploration Co. of Delaware	33,090 [a]	359,027
Exxon Mobil	7,400	558,330
FMC Technologies	6,300 [a]	439,488
Frontier Oil	4,470	145,901
GlobalSantaFe	6,480	399,686
GMX Resources	8,480 [a]	260,590
Goodrich Petroleum	3,930 [a]	132,166
Grant Prideco	7,538 [a]	375,694
Halliburton	7,800	247,572
Helix Energy Solutions Group	12,000 [a]	447,480
Hercules Offshore	4,800 [a]	126,048
Hess	5,130	284,561
Hornbeck Offshore Services	4,500 [a]	128,925
Marathon Oil	5,770	570,249
Nabors Industries	2,800 [a]	83,076
National Oilwell Varco	4,700 [a]	365,613
Newfield Exploration	5,600 [a]	233,576
Noble	2,970	233,680
Noble Energy	6,900	411,585

T h e	F u n d	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Occidental Petroleum	5,500	271,205
Oceaneering International	2,700 [a]	113,724
Parallel Petroleum	21,000 [a]	481,950
Peabody Energy	10,500	422,520
Quicksilver Resources	4,800 [a]	190,896
Range Resources	10,300	344,020
Riata Energy	18,000 [a,b]	324,000
Schlumberger	9,600	663,360
Southwestern Energy	18,140 [a]	743,377
Suncor Energy	2,700	206,145
Sunoco	3,820	269,081
Tenaris, ADR	6,000	275,400
Tesoro	1,370	137,589
TODCO	2,200 [a]	88,726
Transocean	6,060 [a]	495,102
Ultra Petroleum	5,900 [a]	313,467
Unit	7,500 [a]	379,425
Valero Energy	10,770	694,557
Weatherford International	4,860 [a]	219,186
XTO Energy	13,100	718,011
		18,449,970
Exchange Traded Funds—1.9%
streetTRACKS Gold Trust	6,355 [a]	417,905
Industrials—1.9%
Chicago Bridge & Iron (NY Shares)	2,500	76,875
McDermott International	7,350 [a]	360,003
		436,878
Manufacturing—1.0%
Vestas Wind Systems	4,200 [a]	235,245
Materials—9.0%
Agnico-Eagle Mines	5,000	177,100
Barrick Gold	6,200	177,010
BHP Billiton, ADR	6,700	324,615
Cameco	7,000	286,580
Celanese, Ser. A	3,200	98,688
Praxair	2,800	176,288
Rio Tinto, ADR	600	136,686

Common Stocks (continued)	Shares	Value ($)

Materials (continued)
Rohm & Haas	1,700	87,924
Teck Cominco, Cl. B	2,200	153,318
Zinifex	31,300	399,379
		2,017,588
Utilities—3.5%
Edison International	3,840	188,659
FPL Group	2,400	146,808
Questar	5,160	460,324
		795,791
Total Common Stocks
(cost $17,179,579)		22,353,377

Other Investment—.7%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $158,000)	158,000 [c]	158,000

Total Investments (cost $17,337,579)	100.2%	22,511,377
Liabilities, Less Cash and Receivables	(.2%)	(35,652)
Net Assets	100.0%	22,475,725

ADR—American Depository Receipts
[a] Non-income producing security.
[b] Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, this security amounted to $324,000 or 1.4% of net assets.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Energy	82.2	Industrials	1.9
Materials	9.0	Manufacturing	1.0
Utilities	3.5	Money Market Investment	.7
Exchange Traded Funds	1.9		100.2

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS	AND	LIABILITIES
March 31, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	17,179,579	22,353,377
Affiliated issuers	158,000	158,000
Cash		16,057
Receivable for investment securities sold		47,079
Dividends and interest receivable		29,319
Receivable for shares of Beneficial Interest subscribed		1,696
Cash denominated in foreign currencies	46	46
Prepaid expenses		22,334
		22,627,908

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		32,661
Payable for investment securities purchased		29,586
Payable for shares of Beneficial Interest redeemed		52,342
Accrued expenses		37,594
		152,183

Net Assets ($)		22,475,725

Composition of Net Assets ($):
Paid-in capital		16,728,982
Accumulated investment (loss)—net		(286,751)
Accumulated net realized gain (loss) on investments		859,646
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		5,173,848

Net Assets ($)		22,475,725

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	11,813,909	5,051,934	4,233,761	542,953	833,168
Shares Outstanding	456,974	200,155	167,115	20,829	32,384

Net Asset Value
Per Share ($)	25.85	25.24	25.33	26.07	25.73

See notes to financial statements.

STATEMENT	OF	OPERATIONS
Six Months Ended	March	31, 2007 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $692 foreign taxes withheld at source):
Unaffiliated issuers	120,092
Affiliated issuers	3,661
Interest Income	708
Income on securities lending	917
Total Income	125,378
Expenses:
Management fee—Note 3(a)	89,688
Shareholder servicing costs—Note 3(c)	48,290
Distribution fees—Note 3(b)	36,849
Registration fees	28,849
Auditing fees	17,689
Legal fees	8,457
Prospectus and shareholders’ reports	7,218
Custodian fees—Note 3(c)	3,990
Interest expense—Note 2	1,834
Trustees’ fees and expenses—Note 3(d)	356
Miscellaneous	6,220
Total Expenses	249,440
Less—reduction in custody fees due to
earnings credits—Note 1( c )	(9)
Net Expenses	249,431
Investment (Loss)—Net	(124,053)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	970,673
Net realized gain (loss) on forward currency exchange contracts	745
Net Realized Gain (Loss)	971,418
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	2,774,967
Net Realized and Unrealized Gain (Loss) on Investments	3,746,385
Net Increase in Net Assets Resulting from Operations	3,622,332

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2007	Year Ended
	(Unaudited)	September 30, 2006

Operations ($):
Investment (loss)—net	(124,053)	(232,195)
Net realized gain (loss) on investments	971,418	1,176,365
Net unrealized appreciation
(depreciation) on investments	2,774,967	(1,257,956)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,622,332	(313,786)

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	—	(148,457)
Class B shares	—	(83,211)
Class C shares	—	(48,862)
Class R shares	—	(6,016)
Class T shares	—	(7,454)
Net realized gain on investments:
Class A shares	(486,343)	(530,393)
Class B shares	(196,653)	(354,458)
Class C shares	(162,514)	(219,944)
Class R shares	(20,812)	(19,950)
Class T shares	(29,625)	(28,681)
Total Dividends	(895,947)	(1,447,426)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	1,634,310	13,615,370
Class B shares	293,269	2,591,255
Class C shares	240,491	2,750,396
Class R shares	41,780	455,374
Class T shares	174,167	789,314

	Six Months Ended
	March 31, 2007	Year Ended
	(Unaudited)	September 30, 2006

Beneficial Interest Transactions ($) (continued):
Dividends Reinvested:
Class A shares	432,090	488,022
Class B shares	167,394	398,675
Class C shares	149,777	226,463
Class R shares	20,812	24,967
Class T shares	20,458	31,693
Cost of shares redeemed:
Class A shares	(7,190,577)	(5,960,002)
Class B shares	(2,155,748)	(3,077,997)
Class C shares	(999,943)	(2,137,532)
Class R shares	(153,917)	(154,323)
Class T shares	(348,535)	(347,365)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(7,674,172)	9,694,310
Total Increase (Decrease) in Net Assets	(4,947,787)	7,933,098

Net Assets ($):
Beginning of Period	27,423,512	19,490,414
End of Period	22,475,725	27,423,512
Accumulated investment (loss)—net	(286,751)	(162,697)

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS(continued)

	Six Months Ended
	March 31, 2007	Year Ended
	(Unaudited)	September 30, 2006

Capital Share Transactions:
Class A [a]
Shares sold	67,423	557,540
Shares issued for dividends reinvested	17,465	21,754
Shares redeemed	(298,805)	(247,639)
Net Increase (Decrease) in Shares Outstanding	(213,917)	331,655

Class B [a]
Shares sold	12,254	108,262
Shares issued for dividends reinvested	6,914	17,999
Shares redeemed	(92,731)	(127,801)
Net Increase (Decrease) in Shares Outstanding	(73,563)	(1,540)

Class C
Shares sold	9,933	114,815
Shares issued for dividends reinvested	6,166	10,196
Shares redeemed	(42,396)	(91,309)
Net Increase (Decrease) in Shares Outstanding	(26,297)	33,702

Class R
Shares sold	1,760	18,235
Shares issued for dividends reinvested	835	1,108
Shares redeemed	(6,513)	(6,309)
Net Increase (Decrease) in Shares Outstanding	(3,918)	13,034

Class T
Shares sold	7,136	32,318
Shares issued for dividends reinvested	830	1,414
Shares redeemed	(13,952)	(13,149)
Net Increase (Decrease) in Shares Outstanding	(5,986)	20,583

[a] During the period ended March 31, 2007, 7,119 Class B shares representing $169,617 were automatically converted to 6,968 Class A shares and during the period ended September 30, 2006, 50,409 Class B shares representing $1,230,670 were automatically converted to 49,684 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased or (decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended September 30,

Class A Shares	Six Months Ended March 31, 2007 (Unaudited)	2006	2005	2004 [a]

Per Share Data ($):
Net asset value, beginning of period	22.99	24.40	16.96	12.50
Investment Operations:
Investment income (loss)—net [b]	(.09)	(.13)	.13	.10
Net realized and unrealized
gain (loss) on investments	3.86	.31	7.90	4.36
Total from Investment Operations	3.77	.18	8.03	4.46
Distributions:
Dividends from investment income—net	—	(.35)	(.06)	—
Dividends from net realized
gain on investments	(.91)	(1.24)	(.53)	—
Total Distributions	(.91)	(1.59)	(.59)	—
Net asset value, end of period	25.85	22.99	24.40	16.96

Total Return (%) [c]	16.58[d]	.88	48.74	35.68[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88[d]	1.70	2.57	6.80[d]
Ratio of net expenses to average net assets	.88[d]	1.50	1.51	1.38[d]
Ratio of net investment income
(loss) to average net assets	(.36)[d]	(.52)	.66	.65[d]
Portfolio Turnover Rate	26.20[d]	69.92	114.16	155.28[d]

Net Assets, end of period ($ x 1,000)	11,814	15,423	8,278	2,162

[a]	From October 31, 2003 (commencement of operations) to September 30, 2004.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

		Year Ended September 30,

Class B Shares	Six Months Ended March 31, 2007 (Unaudited)	2006	2005	2004 [a]

Per Share Data ($):
Net asset value, beginning of period	22.55	24.10	16.84	12.50
Investment Operations:
Investment (loss)—net [b]	(.18)	(.31)	(.00)[c]	(.01)
Net realized and unrealized
gain (loss) on investments	3.78	.29	7.82	4.35
Total from Investment Operations	3.60	(.02)	7.82	4.34
Distributions:
Dividends from investment income—net	—	(.29)	(.03)	—
Dividends from net realized
gain on investments	(.91)	(1.24)	(.53)	—
Total Distributions	(.91)	(1.53)	(.56)	—
Net asset value, end of period	25.24	22.55	24.10	16.84

Total Return (%) [d]	16.14[e]	.03	47.71	34.72[e]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.28[e]	2.49	3.19	8.44[e]
Ratio of net expense to average net assets	1.28[e]	2.25	2.26	2.07[e]
Ratio of net investment income
(loss) to average net assets	(.76)[e]	(1.29)	(.01)	(.05)[e]
Portfolio Turnover Rate	26.20[e]	69.92	114.16	155.28[e]

Net Assets, end of period ($ x 1,000)	5,052	6,172	6,634	718

[a]	From October 31, 2003 (commencement of operations) to September 30, 2004.
[b]	Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
See notes to financial statements.

		Year Ended September 30,

Class C Shares	Six Months Ended March 31, 2007 (Unaudited)	2006	2005	2004 [a]

Per Share Data ($):
Net asset value, beginning of period	22.63	24.15	16.85	12.50
Investment Operations:
Investment income (loss)—net [b]	(.17)	(.31)	.01	(.01)
Net realized and unrealized
gain (loss) on investments	3.78	.31	7.82	4.36
Total from Investment Operations	3.61	—	7.83	4.35
Distributions:
Dividends from investment income—net	—	(.28)	—	—
Dividends from net realized
gain on investments	(.91)	(1.24)	(.53)	—
Total Distributions	(.91)	(1.52)	(.53)	—
Net asset value, end of period	25.33	22.63	24.15	16.85

Total Return (%) [c]	16.17[d]	.09	47.68	34.80[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.25[d]	2.42	3.17	8.12[d]
Ratio of net expense to average net assets	1.25[d]	2.25	2.21	2.07[d]
Ratio of net investment income
(loss) to average net assets	(.72)[d]	(1.28)	.03	(.09)[d]
Portfolio Turnover Rate	26.20[d]	69.92	114.16	155.28[d]

Net Assets, end of period ($ x 1,000)	4,234	4,377	3,857	604

[a]	From October 31, 2003 (commencement of operations) to September 30, 2004.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

		Year Ended September 30,

Class R Shares	Six Months Ended March 31, 2007 (Unaudited)	2006	2005	2004 [a]

Per Share Data ($):
Net asset value, beginning of period	23.14	24.53	17.01	12.50
Investment Operations:
Investment income (loss)—net [b]	(.05)	(.07)	.15	.11
Net realized and unrealized
gain (loss) on investments	3.89	.29	7.98	4.40
Total from Investment Operations	3.84	.22	8.13	4.51
Distributions:
Dividends from investment income—net	—	(.37)	(.08)	—
Dividends from net realized
gain on investments	(.91)	(1.24)	(.53)	—
Total Distributions	(.91)	(1.61)	(.61)	—
Net asset value, end of period	26.07	23.14	24.53	17.01

Total Return (%)	16.78[c]	1.12	49.15	36.08[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[c]	1.38	2.61	8.19[c]
Ratio of net expense to average net assets	.75[c]	1.25	1.23	1.15[c]
Ratio of net investment income
(loss) to average net assets	(.23)[c]	(.28)	.81	.75[c]
Portfolio Turnover Rate	26.20[c]	69.92	114.16	155.28[c]

Net Assets, end of period ($ x 1,000)	543	573	287	340

[a]	From October 31, 2003 (commencement of operations) to September 30, 2004.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

		Year Ended September 30,

Class T Shares	Six Months Ended March 31, 2007 (Unaudited)	2006	2005	2004 [a]

Per Share Data ($):
Net asset value, beginning of period	22.93	24.38	16.93	12.50
Investment Operations:
Investment income (loss)—net [b]	(.14)	(.19)	.06	.04
Net realized and unrealized
gain (loss) on investments	3.85	.30	7.92	4.39
Total from Investment Operations	3.71	.11	7.98	4.43
Distributions:
Dividends from investment income—net	—	(.32)	—	—
Dividends from net realized
gain on investments	(.91)	(1.24)	(.53)	—
Total Distributions	(.91)	(1.56)	(.53)	—
Net asset value, end of period	25.73	22.93	24.38	16.93

Total Return (%) [c]	16.35[d]	.60	48.36	35.44[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10[d]	2.05	3.03	9.09[d]
Ratio of net expense to average net assets	1.10[d]	1.75	1.80	1.61[d]
Ratio of net investment income
(loss) to average net assets	(.57)[d]	(.80)	.30	.25[d]
Portfolio Turnover Rate	26.20[d]	69.92	114.16	155.28[d]

Net Assets, end of period ($ x 1,000)	833	880	434	286

[a]	From October 31, 2003 (commencement of operations) to September 30, 2004.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Natural Resources Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Opportunity Funds (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the portfolio.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is

The Fund23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2006 were as follows: ordinary income $971,823 and long-term capital gains $475,603.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $500 thousand for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under either line of credit during the period ended March 31, 2007, was $63,200 with a related weighted average annualized interest rate of 5.85% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended March 31, 2007, the Distributor retained $1,581 and $9 from commissions earned on sales of the fund’s Class A and Class T shares respectively and $6,532 and $890 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended March 31, 2007, Class B, Class C and Class T shares were charged $19,641, $16,158 and $1,050, respectively, pursuant to the Plan.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2007, Class A, Class B, Class C and Class T shares were charged $16,222, $6,547, $5,386 and $1,050, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2007, the fund was charged $10,781 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2007, the fund was charged $3,990 pursuant to the custody agreement.

During the period ended March 31, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $13,879, Rule 12b-1 distribution plan fees $5,901, shareholder services plan fees $4,516, custodian fees $1,658, chief compliance officer fees $3,067 and transfer agency per account fees $3,640.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2007, amounted to $6,330,403 and $15,119,211, respectively.

At March 31, 2007, accumulated net unrealized appreciation on investments was $5,173,798, consisting of $5,377,411 gross unrealized appreciation and $203,613 gross unrealized depreciation.

At March 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

NOTES

For More Information

Dreyfus Premier	Transfer Agent &
Natural Resources Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Ticker Symbols:	Class A: DNLAX	Class B: DLDBX	Class C: DLDCX
	Class R: DLDRX	Class T: DLDTX

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER OPPORTUNITY FUNDS
-Dreyfus Premier Enterprise Fund
-Dreyfus Premier Natural Resources Fund
By:	/s/ J. David Officer
J. David Officer
President
Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 21, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)